Related Party Transactions (Details) - Schedule of transactions with related parties - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Sales to related parties	$ 4,957,734	$ 669,840
Purchase from related parties	224,607	153,253
Beijing Huatu [Member]
Related Party Transaction [Line Items]
Sales to related parties	510,841	669,840
Jinan Zhongshi Huiyun [Member]
Related Party Transaction [Line Items]
Sales to related parties	2,369,738
Purchase from related parties	224,158
Nanjing Guosheng Huaxing [Member]
Related Party Transaction [Line Items]
Sales to related parties	2,064,591
Saimeite [Member]
Related Party Transaction [Line Items]
Sales to related parties	12,564
Beijing Deran [Member]
Related Party Transaction [Line Items]
Purchase from related parties		28,867
Wuhan Qiyun Shilian [Member]
Related Party Transaction [Line Items]
Purchase from related parties		124,386
Shenzhen Zhixie Yunbi [Member]
Related Party Transaction [Line Items]
Purchase from related parties	$ 449